Expense Example (Invesco Balanced-Risk Retirement 2010 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2010 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 56
3 Years	321
5 Years	606
10 Years	$ 1,418